Asset retirement obligations (Details Textual) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Asset Retirement Obligations [Line Items]
Credit Risk Rate Used In Determining Other Provisions		4.00%	3.80%
Increase decrease in discount rate, asset retirement obligations		0.50%
Increase (Decrease) in Asset Retirement Obligations		$ 55.0
Scenerio Forecasts [Member]
Disclosure Of Asset Retirement Obligations [Line Items]
Increase (Decrease) in Asset Retirement Obligations	$ 25.0
Two Thousand Twenty And Two Thousand Seventy Eight [Member]
Disclosure Of Asset Retirement Obligations [Line Items]
Asset retirement obligations based on a total undiscounted future liability		2,600.0	$ 1,600.0
Two Thousand Twenty Nine And Two Thousand Thirty Six [Member]
Disclosure Of Asset Retirement Obligations [Line Items]
Asset retirement obligations based on a total undiscounted future liability		600.0
Two Thousand Forty Seven And Two Thousand Fifty Five [Member]
Disclosure Of Asset Retirement Obligations [Line Items]
Asset retirement obligations based on a total undiscounted future liability		600.0
Two Thousand Sixty Three And Two Thousand Sixty Eight [Member]
Disclosure Of Asset Retirement Obligations [Line Items]
Asset retirement obligations based on a total undiscounted future liability		$ 900.0
Bottom of range [member]
Disclosure Of Asset Retirement Obligations [Line Items]
Inflation rates used in determining the cash flow estimates		0.50%	0.60%
Top of range [member]
Disclosure Of Asset Retirement Obligations [Line Items]
Inflation rates used in determining the cash flow estimates		2.90%	2.20%